Contingent Liabilities	12 Months Ended
Jun. 30, 2025
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Schedule of contingent consideration	Contingent Liabilities
The Group had no contingent liabilities at 30 June 2025 (2024: £18.5 million 2023: £0.0 million).
The Group has historically claimed tax credits through its subsidiary, Endava (UK) Ltd, under the U.K.’s RDEC program, which incentivises research and development activities that are directed and overseen from the U.K., resulting in advancements in knowledge or technology.
For the fiscal year ended 30 June 2022, HMRC initiated an inquiry into Endava (UK) Ltd's RDEC claim. The company’s tax years from 30 June 2016, onward remained open to inspection by HMRC. The total value of these RDEC claims, including estimates for the fiscal years ended 30 June 2023 and 2024, was approximately £18.5 million, net of tax.

Whilst the inquiry is still ongoing, the Group no longer believes that there is a material contingent liability at 30 June 2025 in respect of its historic RDEC claims and continues to accrue no provision in respect of the claim.